Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance
The Company purchases retrocession and reinsurance to limit and diversify the Company’s risk exposure and to increase its own insurance and reinsurance underwriting capacity. These agreements provide for recovery of a portion of losses and loss adjustment expenses from reinsurers. As is the case with most reinsurance contracts, the Company remains liable to the extent that reinsurers do not meet their obligations under these agreements. In line with its risk management objectives, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Balances pertaining to reinsurance transactions are reported “gross” on the consolidated balance sheet, meaning that reinsurance recoverable on unpaid losses and ceded unearned premiums are not deducted from insurance reserves but are recorded as assets. For more information on reinsurance recoverables, refer to Note 20, “Concentrations of Credit Risk — Reinsurance recoverables” and Note 10, “Reserves for Losses and Loss Adjustment Expenses” of these consolidated financial statements.
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2019, 2018 and 2017 was as follows:

	Twelve Months Ended December 31,
	2019	2018	2017
	($ in millions)
Premiums written:
Direct	$1,956.9	$1,951.2	$1,812.4
Assumed	1,485.5	1,495.7	1,548.5
Ceded	(1,014.5)	(1,364.9)	(1,148.4)
Net premiums written	$2,427.9	$2,082.0	$2,212.5

Premiums earned:
Direct	$1,927.5	$1,940.5	$1,757.4
Assumed	1,494.9	1,593.9	1,451.8
Ceded	(1,129.1)	(1,319.7)	(902.6)
Net premiums earned	$2,293.3	$2,214.7	$2,306.6

Insurance losses and loss adjustment expenses:
Direct	$1,415.5	$1,458.9	$1,673.6
Assumed	1,147.9	1,196.1	1,399.9
Ceded	(883.7)	(1,082.0)	(1,078.8)
Net insurance losses and loss adjustment expenses	$1,679.7	$1,573.0	$1,994.7

The Company acquired retrospective reinsurance coverage during the twelve months ended December 31, 2017 as part of a loss portfolio transfer in the amount of $125.5 million which has been recognized within ceded insurance losses. For more information on the loss portfolio transfer, refer to Note 10, “Reserves for Losses and Loss Adjustment Expenses” of these consolidated financial statements.